SALES	3 Months Ended
Mar. 31, 2019
Revenue [abstract]
SALES
17.	SALES

A summary of the Company’s sales by product line is provided in the table below:

	For the three	For the three
	months ended	months ended
	March 31, 2019	March 31, 2018
	$	$
Dried Cannabis	2,275,231	152,251
Cannabis Oils	332,527	213,872
Other	1,801	7,095
Total	2,609,559	373,218

During the three months ended March 31, 2019, the Company earned approximately
77
%
of gross revenues from 3 major customers, one being a crown corporation (March 31, 2018 – $Nil).